Loss per share (Tables)	12 Months Ended
Oct. 31, 2017
Earnings per share [abstract]
Disclosure of detailed information about basic and diluted loss per share [Table Text Block]
Numerator	2019	2018	2017
Loss attributable to common shareholders	$(2,832,864)	$(2,362,239)	$(4,346,200)
Loss used in computation of basic and diluted loss per	$(2,832,864)	$(2,362,239)	$(4,346,200)

Denominator	2019	2018	2017
Weighted average number of common shares for computation of basic and diluted loss per share	288,398,051	237,242,674	207,131,781